Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues (Note 5)	$ 2,405	$ 2,845
Fuel and purchased power (Note 6)	(935)	(939)
Carbon compliance costs (Note 16)	(50)	(112)
Gross margin	1,420	1,794
OM&A	(711)	(655)
Taxes, other than income taxes	(50)	(36)
Net other operating income	47	59
Equity income (Note 9)	6	5
Finance lease income (Note 17)	23	14
Depreciation and amortization (Note 19, 20, 21 and 27)	(579)	(531)
Reversal of impairment loss (impairment loss) recognised in profit or loss	13	(46)
Interest income	28	30
Interest expense	347	324
Foreign exchange (loss) gain	(21)	5
Fair value change in contingent consideration payable (Note 7)	37	0
(Loss) gain on sale of assets and other	(7)	4
(Loss) earnings before income taxes	(141)	319
Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	2,405	2,845
Fuel and purchased power (Note 6)	935	939
OM&A	(711)	(655)
Net other operating income	47
Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	2,757	2,881
Fuel and purchased power (Note 6)	(933)	(938)
Carbon compliance costs (Note 16)	(50)	(112)
Gross margin	1,774	1,831
OM&A	(664)	(590)
Taxes, other than income taxes	(51)	(36)
Net other operating income	45	50
Adjusted EBITDA	1,104	1,255
Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	2,426	2,866
Fuel and purchased power (Note 6)	935	939
OM&A	(716)	(659)
Net other operating income	47	59
Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	288	3
Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	30	21
Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	23	14
Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	(11)	(1)
Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	15
Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	5
Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		(20)
OM&A		31
Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	1	(2)
Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	(2)	(1)
Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	25	14
Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	7	24
Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	(2)
Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		(9)
Material reconciling items
Disclosure of operating segments [line items]
Revenues (Note 5)	(331)	(15)
Fuel and purchased power (Note 6)	(2)	(1)
Carbon compliance costs (Note 16)	0	0
Gross margin	(333)	(16)
OM&A	(52)	(69)
Taxes, other than income taxes	0	0
Net other operating income	2	9
Material reconciling items | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Fuel and purchased power (Note 6)	0	0
OM&A	0	0
Net other operating income	0	0
Material reconciling items | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	(288)	(3)
Material reconciling items | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	(30)	(21)
Material reconciling items | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	(23)	(14)
Material reconciling items | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	11	1
Material reconciling items | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	(15)
Material reconciling items | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	(5)
Material reconciling items | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		20
OM&A		(31)
Material reconciling items | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	(1)	2
Material reconciling items | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	2	1
Material reconciling items | ERP integration costs
Disclosure of operating segments [line items]
OM&A	(25)	(14)
Material reconciling items | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	(7)	(24)
Material reconciling items | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	2
Material reconciling items | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		9
Material reconciling items | Equity- accounted investments
Disclosure of operating segments [line items]
Revenues (Note 5)	(21)	(21)
Fuel and purchased power (Note 6)	0	0
Carbon compliance costs (Note 16)	0	0
Gross margin	(21)	(21)
OM&A	5	4
Taxes, other than income taxes	1	0
Net other operating income	0	0
Material reconciling items | Equity- accounted investments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	(21)	(21)
Fuel and purchased power (Note 6)	0	0
OM&A	5	4
Net other operating income	0	0
Material reconciling items | Equity- accounted investments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Material reconciling items | Equity- accounted investments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Material reconciling items | Equity- accounted investments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	0
Material reconciling items | Equity- accounted investments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Material reconciling items | Equity- accounted investments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	0
Material reconciling items | Equity- accounted investments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Material reconciling items | Equity- accounted investments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Material reconciling items | Equity- accounted investments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Material reconciling items | Equity- accounted investments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Material reconciling items | Equity- accounted investments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Material reconciling items | Equity- accounted investments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A		0
Material reconciling items | Equity- accounted investments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	0
Material reconciling items | Equity- accounted investments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		0
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	364	390
Fuel and purchased power (Note 6)	(20)	(16)
Carbon compliance costs (Note 16)	0	0
Gross margin	344	374
OM&A	(56)	(55)
Taxes, other than income taxes	(3)	(3)
Net other operating income	0	0
Adjusted EBITDA	285	316
Hydro | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	368	409
Fuel and purchased power (Note 6)	20	16
OM&A	(56)	(86)
Net other operating income	0	0
Hydro | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	(4)	1
Hydro | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Hydro | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Hydro | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Hydro | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		(20)
OM&A		31
Hydro | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Hydro | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Hydro | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Hydro | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0	0
Hydro | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	0
Hydro | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	500	449
Fuel and purchased power (Note 6)	(31)	(30)
Carbon compliance costs (Note 16)	(3)	0
Gross margin	466	419
OM&A	(106)	(97)
Taxes, other than income taxes	(23)	(16)
Net other operating income	1	10
Adjusted EBITDA	338	316
Wind and Solar | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	227	357
Fuel and purchased power (Note 6)	31	30
OM&A	(106)	(97)
Net other operating income	3	10
Wind and Solar | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	265	84
Wind and Solar | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	3	2
Wind and Solar | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	5	6
Wind and Solar | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Wind and Solar | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Wind and Solar | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Wind and Solar | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Wind and Solar | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Wind and Solar | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0	0
Wind and Solar | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	(2)
Wind and Solar | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		0
Gas | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	1,328	1,314
Fuel and purchased power (Note 6)	(547)	(474)
Carbon compliance costs (Note 16)	(115)	(145)
Gross margin	666	695
OM&A	(251)	(198)
Taxes, other than income taxes	(21)	(13)
Net other operating income	44	40
Adjusted EBITDA	438	524
Gas | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	1,267	1,350
Fuel and purchased power (Note 6)	549	475
OM&A	(257)	(198)
Net other operating income	44	40
Gas | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	26	(60)
Gas | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	27	19
Gas | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	18	8
Gas | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	(11)	(1)
Gas | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	1
Gas | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	5
Gas | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Gas | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	1	(2)
Gas | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	(2)	(1)
Gas | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Gas | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0	0
Gas | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	0
Gas | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		0
Energy Transition | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	504	580
Fuel and purchased power (Note 6)	(328)	(418)
Carbon compliance costs (Note 16)	0	(1)
Gross margin	176	161
OM&A	(73)	(69)
Taxes, other than income taxes	(3)	(3)
Net other operating income	0	0
Adjusted EBITDA	100	89
Energy Transition | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	495	616
Fuel and purchased power (Note 6)	328	418
OM&A	(75)	(69)
Net other operating income	0	9
Energy Transition | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	9	(36)
Energy Transition | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Transition | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Transition | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Transition | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	2
Energy Transition | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Energy Transition | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Energy Transition | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Transition | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Energy Transition | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Energy Transition | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0	0
Energy Transition | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	0
Energy Transition | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		(9)
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	122	182
Fuel and purchased power (Note 6)	0	0
Carbon compliance costs (Note 16)	0	0
Gross margin	122	182
OM&A	(37)	(36)
Taxes, other than income taxes	0	0
Net other operating income	0	0
Adjusted EBITDA	85	146
Energy Marketing | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	130	168
Fuel and purchased power (Note 6)	0	0
OM&A	(37)	(36)
Net other operating income	0	0
Energy Marketing | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	(8)	14
Energy Marketing | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Marketing | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Marketing | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Marketing | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Energy Marketing | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Energy Marketing | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Energy Marketing | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0	0
Energy Marketing | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0	0
Energy Marketing | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	0
Energy Marketing | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenues (Note 5)	(61)	(34)
Fuel and purchased power (Note 6)	(7)	0
Carbon compliance costs (Note 16)	68	34
Gross margin	0	0
OM&A	(141)	(135)
Taxes, other than income taxes	(1)	(1)
Net other operating income	0	0
Adjusted EBITDA	(142)	(136)
Corporate | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues (Note 5)	(61)	(34)
Fuel and purchased power (Note 6)	7	0
OM&A	(185)	(173)
Net other operating income	0	0
Corporate | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Corporate | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Corporate | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Corporate | Operating segments | Revenues from Required Divestitures
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Corporate | Operating segments | Termination, restructuring and facility shutdown costs
Disclosure of operating segments [line items]
OM&A	12
Corporate | Operating segments | OM&A related to required divestitures
Disclosure of operating segments [line items]
OM&A	0
Corporate | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenues (Note 5)		0
OM&A		0
Corporate | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues (Note 5)	0	0
Corporate | Operating segments | Fuel and purchased power related to Required Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power (Note 6)	0	0
Corporate | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	25	14
Corporate | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	7	24
Corporate | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating income	$ 0
Corporate | Operating segments | Sundance A decommissioning cost
Disclosure of operating segments [line items]
Net other operating income		$ 0